Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Operating Leases

Years ending December 31,
2013	$670,651
2014	552,281
2015	209,164
2016	70,664

Total minimum lease payments	$1,502,760

Capital Lease Obligations

Years ending December 31,
2013	$2,692,284
2014	2,034,862
2015	629,624
2016	440,403
2017	147,650

Total future minimum lease payments	5,944,823
Less amount representing interest	(635,946)

Present value of future minimum lease payments	5,308,877
Less current maturities	(2,211,677)

Obligations under capital leases – long term	$3,097,200